Matthews Asia Dividend Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.6%

	Shares	Value

JAPAN: 30.2%
Tokio Marine Holdings, Inc.	1,291,000	$29,891,428
ITOCHU Corp.	827,200	29,873,448
ORIX Corp.	1,570,600	29,326,876
Suzuki Motor Corp.	625,700	25,166,283
KDDI Corp.	773,000	23,661,901
Shin-Etsu Chemical Co., Ltd.	802,100	23,297,515
Ajinomoto Co., Inc.	592,900	22,861,412
Disco Corp.	111,800	20,655,734
GLP J-Reit	22,762	20,344,869
Nissin Foods Holdings Co., Ltd.	238,100	19,784,416
Bandai Namco Holdings, Inc.	964,100	19,610,261
Hikari Tsushin, Inc.	127,200	19,372,001
Toray Industries, Inc.	3,638,400	18,930,836
Nomura Research Institute, Ltd.	715,600	18,599,675
Capcom Co., Ltd.	498,900	17,956,267
Keyence Corp.	48,300	17,862,591
Kakaku.com, Inc.	1,562,900	15,826,895
Olympus Corp.	1,201,200	15,595,765

Total Japan		388,618,173

CHINA/HONG KONG: 28.2%
Tencent Holdings, Ltd.	814,500	31,573,245
Midea Group Co., Ltd. A Shares	3,511,041	26,783,809
NetEase, Inc.	1,328,900	26,646,108
AIA Group, Ltd.	3,246,200	26,252,497
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	7,012,543	25,605,309
NARI Technology Co., Ltd. A Shares	8,108,868	24,695,308
Yum China Holdings, Inc.	440,879	24,565,778
Minth Group, Ltd.	8,721,000	22,415,290
Link REIT	4,523,120	22,115,949
Wuliangye Yibin Co., Ltd. A Shares	1,024,900	22,106,096
Techtronic Industries Co., Ltd.	2,240,500	21,628,862
JD.com, Inc. Class A	1,406,433	20,461,961
Yuexiu Transport Infrastructure, Ltd.	38,280,000	20,235,100
Guangdong Investment, Ltd.	24,504,000	18,676,689
China Tourism Group Duty Free Corp., Ltd. A Shares	978,424	14,337,827
Milkyway Chemical Supply Chain Service Co., Ltd. A Shares	1,387,974	14,097,903

Total China/Hong Kong		362,197,731

AUSTRALIA: 9.6%
Ampol, Ltd.	1,114,210	24,055,958
CSL, Ltd.	131,108	21,121,895
Treasury Wine Estates, Ltd.	2,533,970	20,009,880
Lottery Corp., Ltd.	6,573,134	19,864,075
AUB Group, Ltd.	1,037,762	19,361,118
Breville Group, Ltd.	1,370,332	19,247,767

Total Australia		123,660,693

INDIA: 8.3%
HDFC Bank, Ltd.	1,653,288	30,321,161
Power Grid Corp. of India, Ltd.	11,545,715	27,713,160
Tata Consultancy Services, Ltd.	625,495	26,484,833
Hindustan Unilever, Ltd.	729,314	21,629,305

Total India		106,148,459

	Shares	Value

TAIWAN: 7.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000,469	$32,620,136
Delta Electronics, Inc.	2,193,000	22,087,720
Chailease Holding Co., Ltd.	3,854,580	21,644,397
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	248,800	21,620,720

Total Taiwan		97,972,973

SOUTH KOREA: 6.4%
Samsung Electronics Co., Ltd.	597,360	30,199,017
SK Telecom Co., Ltd.	707,269	27,246,888
Macquarie Korea Infrastructure Fund	2,734,972	24,778,983

Total South Korea		82,224,888

SINGAPORE: 3.4%
United Overseas Bank, Ltd.	1,230,700	25,633,155
Capitaland India Trust	23,992,700	18,389,887

Total Singapore		44,023,042

INDONESIA: 2.4%
PT Bank Rakyat Indonesia Persero Tbk	91,680,184	30,963,415

Total Indonesia		30,963,415

VIETNAM: 1.5%
FPT Corp.	5,138,721	19,589,699

Total Vietnam		19,589,699

THAILAND: 1.5%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	26,456,600	19,278,084

Total Thailand		19,278,084

BANGLADESH: 0.5%
GrameenPhone, Ltd.	2,383,079	5,654,544

Total Bangladesh		5,654,544

TOTAL INVESTMENTS: 99.6%		1,280,331,701
(Cost $1,383,037,112)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		5,765,639

NET ASSETS: 100.0%		$1,286,097,340

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

1	MATTHEWS ASIA FUNDS